GOODWILL AND INTANGIBLE ASSETS - Summary of Carrying Amount of Goodwill (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions	19,262,851
Goodwill, Ending Balance	19,262,851
Orbit Change of Control [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions	17,487,693
Goodwill, Ending Balance	17,487,693
Lyocon Acquisition [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Acquisitions	1,775,158
Goodwill, Ending Balance	$ 1,775,158